Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 195,015	$ 145,833
United States
Disaggregation of Revenue [Line Items]
Revenue	121,958	93,628
United Kingdom
Disaggregation of Revenue [Line Items]
Revenue	14,339	10,704
Rest of the world
Disaggregation of Revenue [Line Items]
Revenue	58,718	41,501
Direct revenue
Disaggregation of Revenue [Line Items]
Revenue	163,308	116,031
Indirect revenue
Disaggregation of Revenue [Line Items]
Revenue	$ 31,707	$ 29,802